Dividends on ordinary shares	6 Months Ended
Jun. 30, 2023
Dividends [Abstract]
Dividends on ordinary shares	Dividends on ordinary shares

	Half year ended 30.06.23		Half year ended 30.06.22
	Per share	Total	Per share	Total
Dividends paid during the period	p	£m	p	£m
Full year dividend paid during period	5.00	793	4.00	664
A half year dividend for 2023 of 2.7p (H122: 2.25p) per ordinary share will be paid on 15 September 2023 to shareholders on the register on 11 August 2023.
For qualifying American Depositary Receipt (ADR) holders, the half year dividend of 2.7p per ordinary share becomes 10.8p per American Depositary Share (representing 4 shares). The depositary bank will post the half year dividend on 15 September 2023 to ADR holders on the record at close of business on 11 August 2023.
The Directors have confirmed their intention to initiate a share buyback of up to £750m after the balance sheet date. The share buyback is expected to commence in the third quarter of 2023. The financial statements for the six months ended 30 June 2023 do not reflect the impact of the proposed share buyback, which will be accounted for as and when shares are repurchased by the Company.